Shareholder Fees {- Fidelity® Tax-Free Bond Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Tax-Free Bond Fund PRO-10 | Fidelity® Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none